CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 778,261	$ 200,672
Short-term deposits			17,627
Accounts receivable, net of allowances of $437 and $724 as of December 31, 2021 and 2020, respectively		232,049	151,503
Other current assets		42,382	15,711
Total current assets		1,052,692	385,513
Long-term restricted cash		3,495	2,415
Deferred tax assets		2,012	161
Operating lease right-of-use asset		34,116	36,780
Property, equipment and software, net		25,131	23,077
Investment in equity securities		20,000
Goodwill		240,299	79,156
Intangible assets, net		54,221	8,084
Other non-current assets		18,857	650
Total assets		1,450,823	535,836
Current liabilities:
Accounts payable		247,362	155,476
Current maturities of long-term loan			9,725
Operating lease liabilities		7,525	7,429
Other current liabilities		53,949	34,034
Total current liabilities		308,836	206,664
Long-term loan, net of current maturities			74,684
Deferred tax liabilities		6,514	2,521
Long-term operating lease liabilities		30,076	32,241
Other non-current liabilities		2,829	280
Total liabilities		348,255	316,390
Commitments and contingencies (Note 13)
Shareholders' equity:
Treasury shares, at cost, 6,745,955 Class A ordinary shares held at December 31, 2021		(67,460)
Additional paid-in capital (*)	[1]	1,042,589	152,251
Accumulated other comprehensive income		495
Retained earnings		126,944	67,123
Total shareholders' equity	[1]	1,102,568	219,446
Total liabilities and shareholders' equity		$ 1,450,823	535,836
2019 Ordinary Shares
Shareholders' equity:
Ordinary shares			$ 72

[1]	Retrospectively adjusted for the Recapitalization as described in Note 2.